Related Party Transactions - Receivables and Payables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions
Ship management creditors	$ 993	$ 45
Amounts due to related parties	35	105
Dividends receivable and other amounts due from related parties
Dividends receivable and other amounts due from related parties	8,666	3,065
Other receivables
Dividends receivable and other amounts due from related parties
Dividends receivable and other amounts due from related parties	355	385
Reimbursement of expenses incurred, for office lease, and other operating expenses
Related Party Transactions
Amounts due to related parties	35	105
The Cool Pool Limited / Joint venture | Accrued income receivable
Dividends receivable and other amounts due from related parties
Dividends receivable and other amounts due from related parties	8,186	1,930
Egypt LNG Shipping Ltd / Associate | Dividends receivable
Dividends receivable and other amounts due from related parties
Dividends receivable and other amounts due from related parties	$ 125	$ 750